Document and Entity Information	Aug. 07, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	MGE Energy, Inc.
Entity Central Index Key	0001161728
Document Type	8-K
Document Period End Date	Aug. 07, 2024
Amendment Flag	false
Trading Symbol	MGEE
Entity Emerging Growth Company	false
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, $1 Par Value Per Share
Entity Tax Identification Number	39-2040501
Securities Act File Number	000-49965
Entity Address, Address Line One	133 South Blair Street
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53788
City Area Code	608
Local Phone Number	252-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Incorporation, State or Country Code	WI
MGE [Member]
Document And Entity Information [Line Items]
Entity Registrant Name	Madison Gas and Electric Company
Entity Central Index Key	0000061339
Entity Emerging Growth Company	false
Entity Tax Identification Number	39-0444025
Securities Act File Number	000-1125
Entity Address, Address Line One	133 South Blair Street
Entity Address, City or Town	Madison
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53788
City Area Code	608
Local Phone Number	252-7000
Entity Incorporation, State or Country Code	WI